ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
ACCOUNTS RECEIVABLE
Accounts receivable, gross	$ 33,413,662	$ 27,034,192
Less: allowance for doubtful accounts	(2,020,373)	(1,919,152)	$ (1,997,310)
Accounts receivable, net	$ 31,393,289	$ 25,115,040